UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square SSI Alternative Income Fund

(Institutional Class: PSCIX)
 (Investor Class: PSCAX)

SEMI-ANNUAL REPORT
September 30, 2012

www.palmersquarecap.com

Table of Contents

Schedule of Investments	1

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Statement of Cash Flows	14

Financial Highlights	15

Notes to Financial Statements	17

Supplemental Information	24

Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square SSI Alternative Income Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 0.7%
	CONSUMER DISCRETIONARY – 0.7%
117,227	Callaway Golf Co.	$719,774
29,904	Sonic Automotive, Inc. - Class A	567,578

	TOTAL COMMON STOCKS (Cost $1,217,243)	1,287,352

Principal Amount

	CORPORATE BONDS – 53.6%
$1,228,000	Air Lease Corp. 3.875%, 12/1/20181, 2, 3	1,280,957
503,000	Alere, Inc. 3.000%, 5/15/20161	477,536
528,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20291, 2, 4	703,890
2,129,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211, 2, 3	2,461,656
697,000	Cadence Design Systems, Inc. 2.625%, 6/1/20151, 3	1,240,660
937,000	Callaway Golf Co. 3.750%, 8/15/20191, 2, 4	953,983
620,000	CBIZ, Inc. 4.875%, 10/1/20151, 2, 3	636,663
1,662,000	Cemex S.A.B. de C.V. (Mexico) 4.875%, 3/15/20151, 3	1,654,729
53,192	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 4, 5	2,137,653
921,000	Chart Industries, Inc. 2.000%, 8/1/20181	1,207,661
1,574,000	Ciena Corp. 3.750%, 10/15/20181, 2, 3	1,660,570
1,566,000	Covanta Holding Corp. 3.250%, 6/1/20141, 3	1,835,156
1,141,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20171	1,995,324
1,001,000	DFC Global Corp. 3.250%, 4/15/20171, 2, 3	1,069,193
1,247,000	DR Horton, Inc. 2.000%, 5/15/20141	2,048,197
2,523,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20141	2,097,244
1,493,000	Electronic Arts, Inc. 0.750%, 7/15/20161	1,369,827
1,015,000	Endo Health Solutions, Inc. 1.750%, 4/15/20151	1,241,472

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$705,000	Exelixis, Inc. 4.250%, 8/15/20191	$738,488
732,000	Forest City Enterprises, Inc. 4.250%, 8/15/20181, 3, 4	769,515
2,466,000	General Cable Corp. 4.500%, 11/15/20291, 3, 5	2,650,950
528,000	Greenbrier Cos., Inc. 3.500%, 4/1/20181, 3	479,490
1,049,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20171	1,047,033
970,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161, 3	1,006,981
1,101,000	Hertz Global Holdings, Inc. 5.250%, 6/1/20141	1,959,780
647,000	Hornbeck Offshore Services, Inc. 1.500%, 9/1/20191, 2	653,066
867,000	Horsehead Holding Corp. 3.800%, 7/1/20171, 3	822,024
555,000	Illumina, Inc. 0.250%, 3/15/20161, 2	519,966
518,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20191, 2	595,700
749,000	Jefferies Group, Inc. 3.875%, 11/1/20291, 4	725,594
578,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 4	714,553
876,000	Kaiser Aluminum Corp. 4.500%, 4/1/20151, 3	1,183,126
1,054,000	KKR Financial Holdings LLC 7.500%, 1/15/20171, 3	1,579,682
1,377,000	Knight Capital Group, Inc. 3.500%, 3/15/20151, 3	1,251,349
1,661,000	Lennar Corp. 2.750%, 12/15/20201, 2, 3, 4	2,814,357
172,000	Level 3 Communications, Inc. 7.000%, 3/15/20151	208,873
2,829,000	Liberty Interactive LLC 3.250%, 3/15/20311, 3, 4	2,676,941
1,582,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20141, 3	1,727,346
1,036,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20271, 3, 4	1,021,755
564,000	Medicines Co. 1.375%, 6/1/20171, 2	636,615

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$1,262,000	MGM Resorts International 4.250%, 4/15/20151	$1,314,846
2,514,000	Microchip Technology, Inc. 2.125%, 12/15/20371	3,170,782
2,869,000	Micron Technology, Inc. 1.500%, 8/1/20311, 4	2,594,652
668,000	National Financial Partners Corp. 4.000%, 6/15/20171, 3	982,377
511,000	Newpark Resources, Inc. 4.000%, 10/1/20171, 3	533,995
1,497,000	Novellus Systems, Inc. 2.625%, 5/15/20411	1,670,091
993,000	Peabody Energy Corp. 4.750%, 12/15/20411, 3, 4	841,568
	PHH Corp.
1,664,000	4.000%, 9/1/20141, 3	1,811,680
556,000	6.000%, 6/15/20171, 3	1,012,615
1,647,000	Regis Corp. 5.000%, 7/15/20141, 3	2,155,511
313,000	Ryland Group, Inc. 1.625%, 5/15/20181	375,600
1,390,000	SBA Communications Corp. 4.000%, 10/1/20141, 3	2,952,012
940,000	Standard Pacific Corp. 1.250%, 8/1/20321, 3, 4	1,038,700
2,046,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141	1,959,045
743,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20411, 3	1,052,274
1,415,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20161, 2, 3	1,328,331
542,000	Toll Brothers Finance Corp. 0.500%, 9/15/20321, 2, 4	548,436
2,002,000	VeriSign, Inc. 3.250%, 8/15/20371	3,061,809
1,589,000	Virgin Media, Inc. 6.500%, 11/15/20161, 3	2,745,991
530,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20421, 2	515,094
1,645,000	WebMD Health Corp. 2.500%, 1/31/20181	1,366,378
1,472,000	WESCO International, Inc. 6.000%, 9/15/20291, 4	3,162,040
1,088,000	Western Refining, Inc. 5.750%, 6/15/20141	2,732,240

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$740,000	Wright Medical Group, Inc. 2.000%, 8/15/20171, 2	$819,088
1,842,000	XM Satellite Radio, Inc. 7.000%, 12/1/20141, 2	2,897,696

	TOTAL CORPORATE BONDS (Cost $82,736,747)	94,498,406

Number of Shares

	PREFERRED STOCKS – 33.0%
	CONSUMER DISCRETIONARY – 1.8%
19,980	Beazer Homes USA, Inc. 7.500%, 7/15/20151, 3	601,598
2,466	Interpublic Group of Cos., Inc. 5.250%, 12/31/20491, 3, 4	2,620,741
		3,222,339

	CONSUMER STAPLES – 2.3%
23,048	Bunge Ltd. (Bermuda) 4.875%, 12/31/20491, 3	2,254,382
1,527	Universal Corp. 6.750%, 12/31/20491, 4	1,776,474
		4,030,856

	ENERGY – 5.9%
2,193	Chesapeake Energy Corp. 5.750%, 12/31/20491, 2	2,031,266
6,322	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491, 3	2,358,896
35,571	Goodrich Petroleum Corp. 5.375%, 12/31/20491	1,251,655
18,353	Petroquest Energy, Inc. 6.875%, 12/31/20491, 3	679,634
11,626	Sanchez Energy Corp. 4.875%, 12/31/20491, 2	627,804
31,881	SandRidge Energy, Inc. 7.000%, 12/31/20491, 3	3,482,999
		10,432,254

	FINANCIALS – 15.7%
91,284	2009 Dole Food Automatic Common Exchange Security Trust 7.000%, 11/1/20121, 2, 3	1,166,719
92,032	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20491, 3	2,525,128

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
57,440	AMG Capital Trust II 5.150%, 10/15/20371, 3	$2,681,730
21,235	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 8/9/20131	883,164
38,336	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 12/31/20491, 3	2,197,132
1,174	Bank of America Corp. 7.250%, 12/31/20491, 3	1,277,752
25,245	Citigroup, Inc. 7.500%, 12/15/20121, 3	2,452,299
25,090	Forest City Enterprises, Inc. 7.000%, 12/31/20491, 3, 4	1,425,426
45,406	Health Care REIT, Inc. 6.500%, 12/31/20491, 3	2,515,774
24,406	KeyCorp 7.750%, 12/31/20491, 3	3,030,920
38,295	MetLife, Inc. 5.000%, 9/4/20131, 3	2,643,887
1,059	Oriental Financial Group, Inc. (Puerto Rico) 8.750%, 12/31/20491, 2	1,164,900
96,300	Synovus Financial Corp. 8.250%, 5/15/20131, 3	2,088,747
	Wintrust Financial Corp.
14,990	7.500%, 12/15/20131, 3	837,566
798	5.000%, 12/31/20491, 3	842,090
		27,733,234

	HEALTH CARE – 3.6%
4,942	Alere, Inc. 3.000%, 12/31/20491, 3	1,024,230
3,042	HealthSouth Corp. 6.500%, 12/31/20491, 3	3,322,244
40,917	Omnicare Capital Trust II 4.000%, 6/15/20331, 3, 4	1,923,099
		6,269,573

	INDUSTRIALS – 2.1%
65,403	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20131, 2, 3	583,356
52,553	Continental Airlines Finance Trust II 6.000%, 11/14/20301, 3, 4	1,829,501

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	INDUSTRIALS (Continued)
23,754	United Technologies Corp. 7.500%, 8/1/20151	$1,332,599
		3,745,456

	INFORMATION TECHNOLOGY – 1.0%
26,882	Unisys Corp. 6.250%, 3/1/20141	1,665,004

	MATERIALS – 0.3%
34,759	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 5/15/20151, 3	595,074

	TELECOMMUNICATION SERVICES – 0.3%
4,602	Iridium Communications, Inc. 7.000%, 12/31/20491, 2	456,173

	TOTAL PREFERRED STOCKS (Cost $51,660,567)	58,149,963

	TOTAL INVESTMENTS – 87.3% (Cost $135,614,557)	153,935,721
	Other Assets in Excess of Liabilities – 12.7%	22,401,344

	TOTAL NET ASSETS – 100.0%	$176,337,065

	SECURITIES SOLD SHORT – (48.8)%
	COMMON STOCKS – (48.8)%
	CONSUMER DISCRETIONARY – (8.8)%
(114,057)	Beazer Homes USA, Inc.*	(404,902)
(185,929)	Callaway Golf Co.	(1,141,604)
(13,362)	CBS Corp. - Class B	(485,441)
(78,309)	DR Horton, Inc.	(1,616,298)
(99,287)	Interpublic Group of Cos., Inc.	(1,104,071)
(59,969)	Lennar Corp. - Class A	(2,085,122)
(3,827)	Live Nation Entertainment, Inc.*	(32,950)
(27,182)	MGM Resorts International*	(292,207)
(78,095)	Regis Corp.	(1,435,386)
(6,742)	Ryland Group, Inc.	(202,260)
(693,032)	Sirius XM Radio, Inc.*	(1,801,883)
(29,904)	Sonic Automotive, Inc. - Class A	(567,578)
(69,795)	Standard Pacific Corp.*	(471,814)
(3,545)	Time Warner Cable, Inc.	(336,988)
(14,038)	Time Warner, Inc.	(636,343)
(4,608)	Toll Brothers, Inc.*	(153,124)
(13,362)	Viacom, Inc. - Class B	(716,070)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(70,245)	Virgin Media, Inc.	$(2,068,013)
		(15,552,054)

	CONSUMER STAPLES – (1.8)%
(15,267)	Bunge Ltd.	(1,023,652)
(53,328)	Dole Food Co., Inc.*	(748,192)
(26,441)	Universal Corp.	(1,346,376)
		(3,118,220)

	ENERGY – (5.6)%
(62,773)	Chesapeake Energy Corp.	(1,184,527)
(53,156)	Energy XXI Bermuda Ltd. (Bermuda)	(1,857,802)
(39,371)	Goodrich Petroleum Corp.*	(497,649)
(8,411)	Hornbeck Offshore Services, Inc.*	(308,263)
(32,516)	Newpark Resources, Inc.*	(240,944)
(8,316)	Peabody Energy Corp.	(185,364)
(40,673)	Petroquest Energy, Inc.*	(272,916)
(17,572)	Sanchez Energy Corp.	(358,996)
(357,355)	SandRidge Energy, Inc.*	(2,490,764)
(94,747)	Western Refining, Inc.	(2,480,476)
		(9,877,701)

	FINANCIALS – (11.0)%
(7,909)	Affiliated Managers Group, Inc.*	(972,807)
(13,707)	Alexandria Real Estate Equities, Inc. - REIT	(1,007,739)
(40,867)	American Equity Investment Life Holding Co.	(475,283)
(52,649)	Amtrust Financial Services, Inc.	(1,348,867)
(42,589)	Aspen Insurance Holdings Ltd. (Bermuda)	(1,298,539)
(1,268)	Bank of America Corp.	(11,196)
(44,949)	Citigroup, Inc.	(1,470,731)
(32,060)	DFC Global Corp.*	(549,829)
(81,933)	Forest City Enterprises, Inc. - Class A*	(1,298,638)
(26,140)	Health Care REIT, Inc. - REIT	(1,509,585)
(2,996)	Jefferies Group, Inc.	(41,015)
(69,259)	KeyCorp	(605,324)
(91,793)	KKR Financial Holdings LLC	(922,520)
(26,395)	Knight Capital Group, Inc. - Class A*	(70,738)
(58,211)	MetLife, Inc.	(2,005,951)
(44,131)	National Financial Partners Corp.*	(745,814)
(68,567)	Oriental Financial Group, Inc. (Puerto Rico)	(721,325)
(62,105)	PHH Corp.*	(1,263,837)
(739,962)	Synovus Financial Corp.	(1,753,710)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(33,125)	Wintrust Financial Corp.	$(1,244,506)
		(19,317,954)

	HEALTH CARE – (4.7)%
(26,476)	Alere, Inc.*	(516,017)
(34,087)	Cubist Pharmaceuticals, Inc.*	(1,625,268)
(25,037)	Endo Health Solutions, Inc.*	(794,174)
(100,016)	Exelixis, Inc.*	(482,077)
(70,235)	HealthSouth Corp.*	(1,689,854)
(1,832)	Illumina, Inc.*	(88,302)
(21,265)	Isis Pharmaceuticals, Inc.*	(299,199)
(9,161)	LifePoint Hospitals, Inc.*	(391,908)
(13,112)	Medicines Co.*	(338,421)
(28,489)	Omnicare, Inc.	(967,771)
(54,293)	Sunrise Senior Living, Inc.*	(774,761)
(17,464)	Wright Medical Group, Inc.*	(386,129)
		(8,353,881)

	INDUSTRIALS – (6.7)%
(24,373)	Air Lease Corp.*	(497,209)
(62,656)	CBIZ, Inc.*	(377,189)
(10,033)	Chart Industries, Inc.*	(740,937)
(56,745)	Covanta Holding Corp.	(973,744)
(185,897)	DryShips, Inc. (Greece)*	(434,999)
(57,349)	General Cable Corp.*	(1,684,914)
(8,331)	Greenbrier Cos., Inc.*	(134,462)
(86,870)	Hawaiian Holdings, Inc.*	(485,603)
(123,979)	Hertz Global Holdings, Inc.*	(1,702,232)
(87,309)	JetBlue Airways Corp.*	(418,210)
(50,004)	Swift Transportation Co.*	(431,035)
(24,902)	United Continental Holdings, Inc.*	(485,589)
(9,502)	United Technologies Corp.	(743,912)
(48,000)	WESCO International, Inc.*	(2,745,600)
		(11,855,635)

	INFORMATION TECHNOLOGY – (6.8)%
(80,379)	Cadence Design Systems, Inc.*	(1,034,076)
(54,630)	Ciena Corp.*	(742,968)
(13,507)	Electronic Arts, Inc.*	(171,404)
(65,926)	GT Advanced Technologies, Inc.*	(359,297)
(37,521)	Lam Research Corp.*	(1,192,605)
(83,790)	Microchip Technology, Inc.	(2,743,285)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(175,995)	Micron Technology, Inc.*	$(1,053,330)
(33,342)	Take-Two Interactive Software, Inc.*	(347,757)
(63,571)	Unisys Corp.*	(1,323,548)
(51,417)	VeriSign, Inc.*	(2,503,494)
(40,410)	Vishay Intertechnology, Inc.*	(397,230)
(7,518)	WebMD Health Corp.*	(105,477)
		(11,974,471)

	MATERIALS – (1.7)%
(17,587)	AngloGold Ashanti Ltd. - ADR (South Africa)	(616,425)
(97,231)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(809,934)
(40,451)	Horsehead Holding Corp.*	(377,812)
(12,740)	Kaiser Aluminum Corp.	(743,889)
(21,944)	Sterlite Industries India Ltd. - ADR (India)	(166,555)
(120,418)	Thompson Creek Metals Co., Inc.*	(343,191)
		(3,057,806)

	TELECOMMUNICATION SERVICES – (1.7)%
(11,536)	Iridium Communications, Inc.*	(84,443)
(3,830)	Level 3 Communications, Inc.*	(87,975)
(43,553)	SBA Communications Corp. - Class A*	(2,739,484)
		(2,911,902)

	TOTAL SECURITIES SOLD SHORT (Proceeds $76,063,409)	$(86,019,624)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Convertible security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $91,910,747.
4	Callable.
5	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds	53.6%
Preferred Stocks
Financials	15.7%
Energy	5.9%
Health Care	3.6%
Consumer Staples	2.3%
Industrials	2.1%
Consumer Discretionary	1.8%
Information Technology	1.0%
Materials	0.3%
Telecommunication Services	0.3%
Total Preferred Stocks	33.0%
Common Stocks
Consumer Discretionary	0.7%
Total Investments	87.3%
Other Assets in Excess of Liabilities	12.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $135,614,557)	$153,935,721
Cash	107,815,415
Receivables:
Investment securities sold	1,092,231
Fund shares sold	20,865
Dividends and interest	1,057,180
Prepaid expenses	24,932
Prepaid offering costs	53,359
Total assets	263,999,703
Liabilities:
Securities sold short, at value (proceeds $76,063,409)	86,019,624
Payables:
Investment securities purchased	1,383,912
Due to Advisor	18,826
Shareholder servicing fees (Note 6)	4,673
Distribution fees - Class A (Note 7)	533
Due to Subadvisor	135,796
Dividends on securities sold short	29,322
Administration fees	17,279
Fund accounting fees	16,261
Transfer agent fees and expenses	9,073
Chief Compliance Officer fees	2,238
Accrued other expenses	25,101
Total liabilities	87,662,638
Net Assets	$176,337,065

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$166,700,552
Accumulated net investment income	719,162
Accumulated net realized gain on investments and securities sold short	552,402
Net unrealized appreciation (depreciation) on:
Investments	18,321,164
Securities sold short	(9,956,215)
Net Assets	$176,337,065

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,493,521
Shares outstanding	342,490
Redemption price	10.20
Maximum sales charge (5.75%* of offering price)	0.62
Maximum offering price to public	$10.82

Class I Shares:
Net assets applicable to shares outstanding	$172,843,544
Shares outstanding	16,946,876
Redemption price	$10.20

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF OPERATIONS
For the Period May 25, 2012* to September 30, 2012 (Unaudited)

Investment Income:
Dividends	$1,459,851
Interest	523,926
Total investment income	1,983,777

Expenses:
Subadvisory fees	543,051
Dividends on securities sold short	313,369
Advisory fees	200,071
Interest expense	92,150
Administration fees	48,834
Fund accounting fees	32,517
Transfer agent fees and expenses	23,645
Offering cost	22,327
Custody fees	13,784
Registration fees	12,189
Miscellaneous	11,840
Audit fees	6,696
Legal fees	6,137
Shareholder servicing fees (Note 6)	5,152
Shareholder reporting fees	4,095
Trustees' fees and expenses	3,381
Chief Compliance Officer fees	2,884
Distribution fees - Class A (Note 7)	1,098
Insurance fees	1,008

Total expenses	1,344,228
Advisory fees waived	(79,613)
Net expenses	1,264,615
Net investment income	719,162

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,370,171
Securities sold short	(817,769)
Net realized gain	552,402
Net change in unrealized appreciation/depreciation on:
Investments	18,321,164
Securities sold short	(9,956,215)
Net change in unrealized appreciation/depreciation	8,364,949
Net realized and unrealized gain on investments and securities sold short	8,917,351

Net Increase in Net Assets from Operations	$9,636,513

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 25, 2012*
to September 30, 2012
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$719,162
Net realized gain on investments and securities sold short	552,402
Net change in unrealized appreciation/depreciation on investments
and securities sold short	8,364,949
Net increase in net assets resulting from operations	9,636,513

Capital Transactions:
Net proceeds from shares sold:
Class A	3,474,414
Class I	3,472,087
Capital issued in connection with reorganization of private fund (Note 1)	159,793,680
Reinvestment of distributions:
Class A	-
Class I	-
Cost of shares redeemed:
Class A	(13,514)
Class I	(26,115)
Net increase from capital transactions	166,700,552

Total increase in net assets	176,337,065

Net Assets:
Beginning of period	-
End of period	$176,337,065

Accumulated net investment income	$719,162

Capital Share Transactions:
Shares sold:
Class A	343,833
Class I	970,078
Shares issued in connection with reorganization of private fund (Note 1)	15,979,368
Reinvestment of distributions:
Class A	-
Class I	-
Shares redeemed:
Class A	(1,343)
Class I	(2,570)
Net increase from capital share transactions	17,289,366

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF CASH FLOWS
For the Period May 25, 2012* to September 30, 2012 (Unaudited)

Increase/(Decrease) in Cash
Cash flows provided by/ (used for) operating activities:
Net Increase in net assets resulting from operations	$9,636,513
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(4,752,814)
Proceeds from sale of investment securities	30,302,108
Proceeds from short sale	91,858,362
Closed short transactions	(16,612,722)
Increase in dividends and interest receivables	(1,057,180)
Increase in receivables for investment securities sold	(1,092,231)
Increase in other assets	(78,291)
Increase in payables for investment securities purchased	1,383,912
Increase in dividends on securities sold short payables	135,796
Increase in Due to Advisor and Subadvisor	48,148
Increase in accrued expenses	75,158
Net realized gain on investments and securities sold short	(552,402)
Net change in unrealized appreciation/depreciation on investments and
securities sold short	(8,364,949)
Net cash used for operating activities	100,929,408
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	6,925,636
Redemption of shares	(39,629)
Net cash provided by financing activities	6,886,007

Net Increase in Cash	107,815,415

Cash:
Beginning balance	-
Ending balance	$107,815,415

Non cash financing activities not included herein consist of $159,793,680 issued in exchange for the net assets of a private fund (Note 1).

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	May 25, 2012*
	to September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.04
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.20

Net asset value, end of period	$10.20

Total return2	2.00%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,494
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.60%	4, 5
After fees waived and expenses absorbed	2.46%	4, 5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.87%	4, 6
After fees waived and expenses absorbed	1.01%	4, 6
Portfolio turnover rate	5%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  The return includes Rule 12b-1 fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short, broker expense and shareholder servicing fees. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.88%; the ratio of expenses to average net assets after fees waived would have been 1.74%.

6
Includes dividends on securities sold short, broker expense and shareholder servicing fees. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been 1.59%; the ratio of net investment income to average net assets after fees waived would have been 1.73%.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	May 25, 2012*
	to September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.04
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.20

Net asset value, end of period	$10.20

Total return2	2.00%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,844

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.35%	4, 5
After fees waived and expenses absorbed	2.21%	4, 5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.12%	4, 6
After fees waived and expenses absorbed	1.26%	4, 6
Portfolio turnover rate	5%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	The return includes Rule 12b-1 fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short, broker expense and shareholder servicing fees. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.63%; the ratio of expenses to average net assets after fees waived would have been 1.49%.

6
Includes dividends on securities sold short, broker expense and shareholder servicing fees. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been 1.84%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The Fund commenced operations on May 25, 2012, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $159,793,680 transfer of Class I shares of the Fund in exchange for the net assets of the SSI Hedged Convertible Income Fund, L.P., a California limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Fund issued 15,979,368 shares for the net assets of the Partnership on May 29, 2012.  Cash and the investment portfolio of the Partnership with a fair value of $130,118,269 on long securities and $69,056,585 on short sales (identified cost of investment transferred were $122,651,515 on long securities and $67,457,372 on short sales) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting..  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $77,716, which are being amortized over a one-year period from May 25, 2012 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At September 30, 2012 such collateral is denoted in the Fund’s Schedule of Investments.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carry forward for capital losses. In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.  The Trust, on behalf of the Fund, has also entered into a Sub-Advisory Agreement with SSI Investment Management, Inc. (the “Sub-Advisor”).  The Fund’s Advisor and Sub-Advisor have contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N1-A, expenses incurred in connection with any merger or reorganization, and extraordinary expense such as litigation) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively.  The expense limitation agreement has been structured so that the Advisor will first be required to waive an amount up to its entire management fee (0.35%) before the Sub-Advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the Advisor’s fee.  This agreement is effective until April 30, 2013 and is subject thereafter to annual re-approval of the agreement by the Advisor, Sub-

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

Advisor, and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the period May 25, 2012 (commencement of operations) through September 30, 2012, the Advisor waived $79,613 of its advisory fees and the Sub-Advisor waived none of its sub-advisory fees.  The Advisor and Sub-Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor and Sub-Advisor are permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2012, the amount of these potentially recoverable expenses was $79,613.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMBFS also serves as the Fund’s transfer agent.  JP Morgan Chase Bank, N.A. (“JPM”) serves as the Fund’s custodian.

For the period May 25, 2015 (commencement of operations) through September 30, 2012, the Fund’s distributor retained no commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 25, 2012 (commencement of operations) through September 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 25, 2012 (commencement of operations) through September 30, 2012 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2012, the cost of securities and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$135,747,040

Proceeds from securities sold short	$(75,989,587)

Gross unrealized appreciation	$24,935,127
Gross unrealized depreciation	(16,776,483)
Net appreciation on investments and securities sold short	$8,158,644

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period May 25, 2012 (commencement of operations) through September 30, 2012, purchases and sales of investments, excluding short-term investments and securities sold short, were $165,418,964 and $30,302,108, respectively.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 25, 2012 (commencement of operations) through September 30, 2012 shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period May 25, 2012 (commencement of operations) through September 30, 2012, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$1,287,352	$-	$-	$1,287,352
Corporate Bonds	-	94,498,406	-	94,498,406
Preferred Stocks
Consumer Discretionary	601,598	2,620,741	-	3,222,339
Consumer Staples	-	4,030,856	-	4,030,856
Energy	-	10,432,254	-	10,432,254
Financials	5,615,798	22,117,436	-	27,733,234
Health Care	-	6,269,573	-	6,269,573
Industrials	1,332,599	2,412,857	-	3,745,456
Informational Technology	-	1,665,004	-	1,665,004
Materials	595,074	-	-	595,074
Telecommunications Services	-	456,173	-	456,173
Total Assets	$9,432,421	$144,503,300	$-	$153,935,721
Liabilities
Securities Sold Short
Common Stocks*	$(86,019,624)	$-	$-	$(86,019,624)
Total Liabilities	$(86,019,624)	$-	$-	$(86,019,624)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012 (Unaudited)

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreement (Unaudited)
At an in-person meeting held on December 5-6, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and SSI Investment Management (the “Sub-Advisor”) with respect to the Palmer Square SSI Alternative Income Fund series of the Trust (the “Fund”) for initial two-year terms.  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that approval of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information provided by the Investment Advisor about its organization and financial condition and personnel providing services to the proposed Fund; information provided by the Sub-Advisor about its organization and financial condition, its investment philosophy and process, and personnel providing services to the proposed Fund; the composite performance of accounts managed by the Sub-Advisor using the same strategy it would use with respect to the Fund; reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “Peer Group”); the expected profitability to the Investment Advisor and the Sub-Advisor of their relationships with the Fund; and the economies of scale and other potential benefits to the Investment Advisor and the Sub-Advisor expected to result from their relationships with the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. Before voting the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  The Trustees noted that they had reviewed information about both the Investment Advisor and the Sub-Advisor at a previous Board meeting in connection with their approval of the investment advisory agreement and sub-advisory agreement with respect to another series of the Trust, and they acknowledged the successful growth and performance of the other series.  The Trustees also noted that they had previously reviewed and approved the compliance policies and procedures of the Investment Advisor and Sub-Advisor.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor, the Sub-Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed Fund Advisory Agreements, the Board discussed, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor and Sub-Advisor with respect to the Fund, as well as the Trustees’ familiarity with the Investment Advisor and Sub-Advisor and their respective personnel who would be providing services to the Fund. The Board considered information regarding the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would be providing oversight of the Sub-Advisor with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions.  The Board also considered information regarding the Sub-Advisor’s investment philosophy and the performance of the Sub-Advisor’s

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Convertible Income Strategy composite (which commenced January 1, 1995), noting that the composite had outperformed its benchmark, the 90-Day Treasury Bill rate, for the year-to-date and  one-, three-, five- and ten-year and since inception periods ended October 31, 2011.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor and Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that that although the advisory fee and total expenses proposed to be paid by each class of the Fund were higher than the averages of those funds in its Peer Group, the advisory fee and total expenses proposed to be paid by the Fund were lower than or very close to the average of those funds selected by the Investment Advisor as comparable to the proposed Fund.  The Board noted the Investment Advisor’s assertion that the peer group of funds it had selected was appropriate for comparison with the Fund because similar to the Fund, those funds employ long and short investing.  The Board noted that the Fund’s investment advisory fee was generally lower than the fees the Investment Advisor charges its private fund clients, which may pay performance-based fees in addition to asset-based fees, and lower than the typical fee charged by the Investment Advisor to separate account clients.  With respect to the Sub-Advisor, the Board noted that the sub-advisory fee proposed to be paid to the Sub-Advisor by the Investment Advisor was lower than the advisory fee the Sub-Advisor charges to its other advisory clients. The Board and the Independent Trustees concluded that the proposed compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement was fair and reasonable in light of the services proposed to be provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s and Sub-Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability for each entity was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

Palmer Square SSI Alternative Income Fund
EXPENSE EXAMPLE
For the Periods Ending September 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/25/12* to 9/30/12.

The Hypothetical (5% annual return before expenses) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/12 to 9/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Class A
Actual Performance**	$1,000.00	$1,020.00	$8.79
Hypothetical (5% annual return before expenses)^	1,000.00	1,016.33	10.41

Class I
Actual Performance**	1,000.00	1,020.00	7.89
Hypothetical (5% annual return before expenses)^	1,000.00	1,017.19	9.34

*	Commencement of operations.

**
Expenses are equal to the Fund’s annualized expense ratio of 2.46% and 2.21% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 129/365 (to reflect the since inception period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 2.46% and 2.21% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Palmer Square Capital Management LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Palmer Square SSI Alternative Income Fund – Institutional Class	PSCIX	461418 246
Palmer Square SSI Alternative Income Fund – Investor Class	PSCAX	461418 253

Privacy Principles of the Palmer Square SSI Alternative Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square SSI Alternative Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 866-933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 866-933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 866-933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Palmer Square SSI Alternative Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 866-933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/7/2012